Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
May 31, 2023
HIE-NPRT3-0723
1.9887639.104
Nonconvertible Bonds - 97.3%
	Principal Amount (a)	Value ($)
Aerospace - 4.6%
Bombardier, Inc. 7.5% 2/1/29 (b)	1,482,000	1,438,846
Hexcel Corp. 4.95% 8/15/25	269,000	265,174
TransDigm, Inc.:
4.875% 5/1/29	3,982,000	3,538,997
6.25% 3/15/26 (b)	3,018,000	2,997,338
6.75% 8/15/28 (b)	3,587,000	3,591,132
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	500,000	457,660
TOTAL AEROSPACE		12,289,147
Air Transportation - 1.7%
Air Canada 3.875% 8/15/26 (b)	280,000	259,920
Allegiant Travel Co. 7.25% 8/15/27 (b)	270,000	267,975
American Airlines, Inc.:
7.25% 2/15/28 (b)	215,000	210,382
11.75% 7/15/25 (b)	534,900	585,922
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	645,634	633,625
Bristow Group, Inc. 6.875% 3/1/28 (b)	166,000	154,800
Rand Parent LLC 8.5% 2/15/30 (b)	300,000	258,975
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)	1,102,000	1,115,746
United Airlines, Inc. 4.375% 4/15/26 (b)	812,900	769,090
United Continental Holdings, Inc. 4.875% 1/15/25	369,000	360,698
TOTAL AIR TRANSPORTATION		4,617,133
Automotive & Auto Parts - 4.5%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	3,414,000	2,882,582
Ford Motor Credit Co. LLC:
3.37% 11/17/23	787,000	777,313
4.687% 6/9/25	1,143,000	1,098,791
4.95% 5/28/27	2,400,000	2,246,392
6.8% 5/12/28	3,000,000	2,968,886
6.95% 3/6/26	1,400,000	1,402,951
Gates Global LLC/Gates Global Co. 6.25% 1/15/26 (b)	175,000	171,500
Jaguar Land Rover Automotive PLC 7.75% 10/15/25 (b)	175,000	174,976
Thor Industries, Inc. 4% 10/15/29 (b)	443,000	362,188
TOTAL AUTOMOTIVE & AUTO PARTS		12,085,579
Banks & Thrifts - 0.4%
AG TTMT Escrow Issuer LLC 8.625% 9/30/27 (b)	500,000	506,350
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)	700,000	563,638
UniCredit SpA 7.296% 4/2/34 (b)(c)	89,693	85,312
TOTAL BANKS & THRIFTS		1,155,300
Broadcasting - 3.5%
DISH Network Corp. 11.75% 11/15/27 (b)	2,608,000	2,496,134
Nexstar Media, Inc. 4.75% 11/1/28 (b)	4,098,000	3,457,805
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)	500,000	326,968
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	1,947,000	1,717,642
3.875% 9/1/31 (b)	800,000	590,351
TEGNA, Inc. 5% 9/15/29	500,000	428,728
Univision Communications, Inc. 7.375% 6/30/30 (b)	505,000	469,514
TOTAL BROADCASTING		9,487,142
Building Materials - 1.3%
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,957,000	1,681,337
Griffon Corp. 5.75% 3/1/28	600,000	553,161
Jeld-Wen, Inc. 4.625% 12/15/25 (b)	471,000	454,623
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	867,000	732,065
TOTAL BUILDING MATERIALS		3,421,186
Cable/Satellite TV - 2.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	1,311,000	969,889
4.5% 5/1/32	1,982,000	1,551,150
6.375% 9/1/29 (b)	1,621,000	1,511,859
CSC Holdings LLC:
4.5% 11/15/31 (b)	1,550,000	1,077,689
11.25% 5/15/28 (b)	500,000	473,750
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	613,000	539,941
DISH DBS Corp. 5.125% 6/1/29	1,100,000	498,882
Dolya Holdco 18 DAC 5% 7/15/28 (b)	450,000	390,855
Ziggo BV 4.875% 1/15/30 (b)	800,000	665,748
TOTAL CABLE/SATELLITE TV		7,679,763
Capital Goods - 0.9%
ATS Corp. 4.125% 12/15/28 (b)	480,000	429,782
EnerSys 4.375% 12/15/27 (b)	1,232,000	1,145,687
Patrick Industries, Inc. 4.75% 5/1/29 (b)	897,000	766,065
TOTAL CAPITAL GOODS		2,341,534
Chemicals - 2.7%
Avient Corp. 5.75% 5/15/25 (b)	105,000	104,486
CVR Partners LP 6.125% 6/15/28 (b)	320,000	277,692
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)	480,000	440,419
Nufarm Australia Ltd. 5% 1/27/30 (b)	455,000	409,527
Olin Corp. 5% 2/1/30	2,144,300	1,953,238
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (b)(d)	500,000	496,250
The Chemours Co. LLC:
4.625% 11/15/29 (b)	2,253,000	1,823,652
5.75% 11/15/28 (b)	1,977,000	1,740,375
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.125% 4/1/29 (b)	200,000	108,220
TOTAL CHEMICALS		7,353,859
Consumer Products - 2.3%
BlueLinx Corp. 6% 11/15/29 (b)	225,000	190,125
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	556,000	505,738
Grubhub Holdings, Inc. 5.5% 7/1/27 (b)	86,000	56,724
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)	600,000	530,399
Rakuten Group, Inc. 10.25% 11/30/24 (b)	1,000,000	1,002,500
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	2,965,000	2,371,838
TripAdvisor, Inc. 7% 7/15/25 (b)	1,386,000	1,389,307
TOTAL CONSUMER PRODUCTS		6,046,631
Containers - 0.9%
Ball Corp. 5.25% 7/1/25	263,000	261,593
BWAY Holding Co. 7.875% 8/15/26 (b)	600,000	594,672
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	273,000	239,923
LABL, Inc. 9.5% 11/1/28 (b)	300,000	301,332
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	500,000	508,750
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)	390,000	386,422
TOTAL CONTAINERS		2,292,692
Diversified Financial Services - 6.4%
BrightSphere Investment Group, Inc. 4.8% 7/27/26	1,687,000	1,550,208
Castlelake Aviation Finance 5% 4/15/27 (b)	414,000	366,169
Coinbase Global, Inc. 3.625% 10/1/31 (b)	500,000	291,238
Credit Acceptance Corp. 6.625% 3/15/26	1,462,000	1,394,928
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)	500,000	496,000
Enova International, Inc. 8.5% 9/15/25 (b)	325,000	312,037
First Cash Financial Services, Inc. 5.625% 1/1/30 (b)	3,023,000	2,745,262
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375% 2/1/29	1,703,000	1,303,136
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	498,000	389,237
LPL Holdings, Inc.:
4% 3/15/29 (b)	3,063,000	2,689,599
4.375% 5/15/31 (b)	1,679,000	1,459,559
MidCap Financial Issuer Trust 5.625% 1/15/30 (b)	50,000	39,239
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)	500,000	456,000
Navient Corp. 9.375% 7/25/30	500,000	479,900
OneMain Finance Corp.:
3.875% 9/15/28	1,014,000	797,258
6.625% 1/15/28	471,000	426,273
PRA Group, Inc. 8.375% 2/1/28 (b)	837,000	740,745
StoneX Group, Inc. 8.625% 6/15/25 (b)	1,225,000	1,234,408
TOTAL DIVERSIFIED FINANCIAL SERVICES		17,171,196
Diversified Media - 0.6%
Lamar Media Corp. 3.625% 1/15/31	1,925,000	1,607,375
Energy - 15.4%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	185,000	179,020
AmeriGas Partners LP/AmeriGas Finance Corp. 9.375% 6/1/28 (b)	500,000	500,000
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	633,000	581,951
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	285,210
Baytex Energy Corp.:
8.5% 4/30/30 (b)	1,977,000	1,932,144
8.75% 4/1/27 (b)	145,000	146,535
California Resources Corp. 7.125% 2/1/26 (b)	140,000	142,100
Chord Energy Corp. 6.375% 6/1/26 (b)	508,000	500,380
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	715,000	688,188
7% 6/15/25 (b)	624,000	612,918
Civitas Resources, Inc. 5% 10/15/26 (b)	1,075,000	1,010,563
CNX Midstream Partners LP 4.75% 4/15/30 (b)	403,000	333,725
Comstock Resources, Inc. 5.875% 1/15/30 (b)	476,000	396,862
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	160,000	164,000
CVR Energy, Inc. 5.75% 2/15/28 (b)	3,063,000	2,574,390
Delek Logistics Partners LP 7.125% 6/1/28 (b)	2,236,000	2,034,760
DT Midstream, Inc. 4.125% 6/15/29 (b)	800,000	693,761
Energy Ventures GoM LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	160,000	163,123
EnLink Midstream LLC 6.5% 9/1/30 (b)	300,000	298,145
EQM Midstream Partners LP 7.5% 6/1/30 (b)	800,000	804,000
Genesis Energy LP/Genesis Energy Finance Corp. 8.875% 4/15/30	600,000	590,042
Harvest Midstream I LP 7.5% 9/1/28 (b)	50,000	47,810
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	500,000	467,077
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	460,000	423,766
Independence Energy Finance LLC 7.25% 5/1/26 (b)	402,000	373,893
Matador Resources Co.:
5.875% 9/15/26	165,300	159,585
6.875% 4/15/28 (b)	1,976,000	1,959,838
Moss Creek Resources Holdings, Inc. 7.5% 1/15/26 (b)	310,000	285,656
Murphy Oil Corp. 5.75% 8/15/25	543,000	534,236
Nabors Industries, Inc. 7.375% 5/15/27 (b)	200,000	187,904
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	2,819,000	2,498,326
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	306,000	297,735
8.75% 6/15/31 (b)	2,000,000	1,956,289
NuStar Logistics LP 5.625% 4/28/27	160,000	151,454
Oceaneering International, Inc. 4.65% 11/15/24	301,000	292,770
Patterson-UTI Energy, Inc. 5.15% 11/15/29	270,000	237,449
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	465,000	432,450
PDC Energy, Inc. 6.125% 9/15/24	433,000	432,784
Perenti Finance Pty Ltd. 6.5% 10/7/25 (b)	530,000	513,040
Range Resources Corp. 8.25% 1/15/29	599,000	623,844
Rockies Express Pipeline LLC 4.8% 5/15/30 (b)	504,000	435,249
SM Energy Co. 6.75% 9/15/26	450,000	434,473
Summit Midstream Holdings LLC 9% (b)(e)	300,000	285,864
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,708,000	1,520,443
4.5% 4/30/30	1,581,000	1,386,817
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (b)	500,000	425,210
7.5% 10/1/25 (b)	105,000	104,738
Talos Production, Inc. 12% 1/15/26	105,000	110,513
Tap Rock Resources LLC 7% 10/1/26 (b)	240,000	224,891
Tervita Corp. 11% 12/1/25 (b)	510,000	543,150
Transocean Titan Finance Ltd. 8.375% 2/1/28 (b)	222,000	224,815
U.S.A. Compression Partners LP:
6.875% 4/1/26	2,106,000	2,002,890
6.875% 9/1/27	196,000	183,561
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	988,000	979,481
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	1,000,000	1,005,000
Vital Energy, Inc.:
7.75% 7/31/29 (b)	214,000	179,066
10.125% 1/15/28	176,000	170,762
Weatherford International Ltd.:
6.5% 9/15/28 (b)	522,000	517,145
8.625% 4/30/30 (b)	2,074,000	2,084,049
Western Gas Partners LP 3.35% 2/1/25	2,249,000	2,145,944
TOTAL ENERGY		41,471,784
Entertainment/Film - 0.5%
Live Nation Entertainment, Inc. 4.875% 11/1/24 (b)	1,348,000	1,323,965
Environmental - 1.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	120,000	120,234
GFL Environmental, Inc. 4% 8/1/28 (b)	5,249,000	4,687,107
TOTAL ENVIRONMENTAL		4,807,341
Food & Drug Retail - 1.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.5% 2/15/28 (b)	988,000	981,825
Murphy Oil U.S.A., Inc. 4.75% 9/15/29	3,000,000	2,745,645
Parkland Corp. 5.875% 7/15/27 (b)	614,000	590,387
TOTAL FOOD & DRUG RETAIL		4,317,857
Food/Beverage/Tobacco - 3.2%
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)	1,000,000	890,532
Performance Food Group, Inc. 4.25% 8/1/29 (b)	5,099,000	4,501,836
Post Holdings, Inc. 4.5% 9/15/31 (b)	1,000,000	846,282
Turning Point Brands, Inc. 5.625% 2/15/26 (b)	1,403,000	1,283,681
Vector Group Ltd. 5.75% 2/1/29 (b)	1,364,000	1,185,238
TOTAL FOOD/BEVERAGE/TOBACCO		8,707,569
Gaming - 2.7%
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	822,300	819,820
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,701,000	1,594,357
Churchill Downs, Inc.:
5.5% 4/1/27 (b)	246,000	237,672
6.75% 5/1/31 (b)	2,965,000	2,924,231
International Game Technology PLC 4.125% 4/15/26 (b)	205,000	194,992
MGM Resorts International 6.75% 5/1/25	151,000	151,575
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	677,000	634,688
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	600,000	599,903
TOTAL GAMING		7,157,238
Healthcare - 5.1%
AMN Healthcare 4% 4/15/29 (b)	1,166,000	1,020,623
Bausch Health Companies, Inc. 4.875% 6/1/28 (b)	2,953,000	1,780,954
Community Health Systems, Inc. 4.75% 2/15/31 (b)	1,976,000	1,419,810
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	345,000	296,700
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	2,099,000	1,797,679
IQVIA, Inc. 6.5% 5/15/30 (b)	2,535,000	2,577,867
Mozart Borrower LP:
3.875% 4/1/29 (b)	800,000	689,964
5.25% 10/1/29 (b)	785,000	671,664
Tenet Healthcare Corp.:
4.375% 1/15/30	3,000,000	2,673,007
4.625% 7/15/24	204,000	204,000
6.75% 5/15/31 (b)	500,000	499,505
TOTAL HEALTHCARE		13,631,773
Homebuilders/Real Estate - 1.7%
Arcosa, Inc. 4.375% 4/15/29 (b)	270,000	243,725
HAT Holdings I LLC/HAT Holdings II LLC 6% 4/15/25 (b)	889,000	860,086
Kennedy-Wilson, Inc. 4.75% 2/1/30	500,000	376,875
LGI Homes, Inc. 4% 7/15/29 (b)	860,000	701,269
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	800,000	539,924
Office Properties Income Trust 2.65% 6/15/26	153,000	105,098
Service Properties Trust:
4.65% 3/15/24	113,000	111,183
4.75% 10/1/26	155,000	132,342
5.25% 2/15/26	181,000	161,389
7.5% 9/15/25	408,300	400,383
Starwood Property Trust, Inc. 4.375% 1/15/27 (b)	502,000	424,326
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (b)	650,000	630,645
TOTAL HOMEBUILDERS/REAL ESTATE		4,687,245
Hotels - 1.3%
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (b)	575,000	622,397
Hilton Domestic Operating Co., Inc. 3.75% 5/1/29 (b)	2,026,000	1,788,109
Travel+Leisure Co. 6.625% 7/31/26 (b)	370,000	366,563
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	922,000	845,935
TOTAL HOTELS		3,623,004
Insurance - 0.5%
MGIC Investment Corp. 5.25% 8/15/28	645,000	610,166
NMI Holdings, Inc. 7.375% 6/1/25 (b)	747,000	747,847
TOTAL INSURANCE		1,358,013
Leisure - 3.3%
Carnival Corp.:
4% 8/1/28 (b)	2,529,000	2,205,334
6% 5/1/29 (b)	272,000	226,158
7.625% 3/1/26 (b)	102,000	96,708
9.875% 8/1/27 (b)	410,000	423,189
NCL Corp. Ltd. 8.375% 2/1/28 (b)	500,000	517,015
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)	1,235,000	1,161,097
11.625% 8/15/27 (b)	3,952,000	4,287,217
TOTAL LEISURE		8,916,718
Metals/Mining - 5.2%
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	575,212
Eldorado Gold Corp. 6.25% 9/1/29 (b)	300,000	269,250
ERO Copper Corp. 6.5% 2/15/30 (b)	500,000	436,406
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	390,000	369,525
8.625% 6/1/31 (b)	2,500,000	2,465,625
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	203,000	171,570
5.875% 4/15/30 (b)	4,684,000	4,419,758
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	859,000	787,180
Mineral Resources Ltd.:
8% 11/1/27 (b)	500,000	501,455
8.125% 5/1/27 (b)	873,000	873,131
8.5% 5/1/30 (b)	3,064,000	3,075,490
TOTAL METALS/MINING		13,944,602
Paper - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 6% 6/15/27 (b)	360,000	353,557
Louisiana-Pacific Corp. 3.625% 3/15/29 (b)	700,000	612,500
TOTAL PAPER		966,057
Restaurants - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.5% 2/15/29 (b)	370,000	327,802
4% 10/15/30 (b)	2,980,000	2,558,251
Yum! Brands, Inc.:
4.75% 1/15/30 (b)	130,000	122,075
5.375% 4/1/32	2,204,000	2,087,988
6.875% 11/15/37	123,000	130,670
TOTAL RESTAURANTS		5,226,786
Services - 5.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	723,000	679,090
Aramark Services, Inc. 5% 4/1/25 (b)	150,000	146,290
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	518,000	482,050
Booz Allen Hamilton, Inc. 4% 7/1/29 (b)	502,000	443,005
CoreCivic, Inc. 8.25% 4/15/26	429,000	429,110
Fair Isaac Corp. 4% 6/15/28 (b)	1,999,000	1,838,976
Iron Mountain, Inc.:
5% 7/15/28 (b)	2,477,000	2,267,836
5.25% 7/15/30 (b)	761,000	681,747
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	700,000	640,500
Ritchie Bros. Holdings, Inc. 7.75% 3/15/31 (b)	2,026,000	2,111,639
TriNet Group, Inc. 3.5% 3/1/29 (b)	2,659,000	2,277,797
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	270,000	240,872
Williams Scotsman International, Inc. 4.625% 8/15/28 (b)	3,000,000	2,740,350
TOTAL SERVICES		14,979,262
Steel - 0.5%
Carpenter Technology Corp. 7.625% 3/15/30	500,000	502,500
Commercial Metals Co. 4.125% 1/15/30	988,000	867,269
TOTAL STEEL		1,369,769
Super Retail - 3.4%
Asbury Automotive Group, Inc.:
4.75% 3/1/30	1,535,000	1,344,473
5% 2/15/32 (b)	3,142,000	2,695,577
Bath & Body Works, Inc.:
6.875% 11/1/35	977,000	885,062
9.375% 7/1/25 (b)	968,000	1,028,349
Group 1 Automotive, Inc. 4% 8/15/28 (b)	2,394,000	2,096,307
Nordstrom, Inc. 4.25% 8/1/31	600,000	456,120
Sally Holdings LLC 5.625% 12/1/25	105,000	103,688
Sonic Automotive, Inc. 4.625% 11/15/29 (b)	500,000	413,692
TOTAL SUPER RETAIL		9,023,268
Technology - 4.8%
Alteryx, Inc. 8.75% 3/15/28 (b)	435,000	417,466
Atkore, Inc. 4.25% 6/1/31 (b)	892,000	762,837
Cloud Software Group, Inc. 6.5% 3/31/29 (b)	1,135,000	1,003,666
Consensus Cloud Solutions, Inc. 6.5% 10/15/28 (b)	976,000	850,669
Gen Digital, Inc. 5% 4/15/25 (b)	193,000	188,510
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)	580,000	501,679
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (b)	3,029,000	2,582,054
MicroStrategy, Inc. 6.125% 6/15/28 (b)	195,000	169,650
Open Text Corp. 3.875% 12/1/29 (b)	2,964,000	2,468,619
Open Text Holdings, Inc. 4.125% 12/1/31 (b)	2,174,000	1,783,430
PTC, Inc. 3.625% 2/15/25 (b)	440,000	423,167
Seagate HDD Cayman:
3.125% 7/15/29	203	155
8.25% 12/15/29 (b)	255,000	260,745
Uber Technologies, Inc. 7.5% 5/15/25 (b)	1,371,000	1,386,966
Xerox Corp. 4.8% 3/1/35	50,000	30,966
Xerox Holdings Corp. 5% 8/15/25 (b)	105,000	98,764
TOTAL TECHNOLOGY		12,929,343
Telecommunications - 3.9%
Altice Financing SA 5.75% 8/15/29 (b)	600,000	457,459
Altice France SA 5.5% 10/15/29 (b)	1,810,000	1,298,473
Cogent Communications Group, Inc. 7% 6/15/27 (b)	2,030,000	1,950,647
Dycom Industries, Inc. 4.5% 4/15/29 (b)	1,141,000	1,030,426
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,149,000	962,340
6% 1/15/30 (b)	355,000	249,129
8.75% 5/15/30 (b)	243,000	227,200
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	700,000	643,930
Level 3 Financing, Inc.:
3.875% 11/15/29 (b)	1,482,000	1,084,512
10.5% 5/15/30 (b)	415,000	394,346
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	254,900	243,430
Telecom Italia Capital SA 7.2% 7/18/36	1,019,000	908,258
Virgin Media Finance PLC 5% 7/15/30 (b)	500,000	396,893
Virgin Media Secured Finance PLC 5.5% 5/15/29 (b)	800,000	719,034
TOTAL TELECOMMUNICATIONS		10,566,077
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	127,000	95,265
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	50,000	42,138
TOTAL TEXTILES/APPAREL		137,403
Transportation Ex Air/Rail - 0.7%
XPO Escrow Sub LLC 7.5% 11/15/27 (b)	1,927,000	1,979,029
Utilities - 1.0%
Calpine Corp.:
3.75% 3/1/31 (b)	1,162,000	947,016
5.25% 6/1/26 (b)	105,000	101,822
Talen Energy Supply LLC 8.625% 6/1/30 (b)	450,000	458,010
Vistra Operations Co. LLC 5.625% 2/15/27 (b)	1,134,000	1,090,692
TOTAL UTILITIES		2,597,540
TOTAL NONCONVERTIBLE BONDS (Cost $275,115,881)		261,270,180

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $2,547,935)	2,547,425	2,547,935

TOTAL INVESTMENT IN SECURITIES - 98.2% (Cost $277,663,816)	263,818,115
NET OTHER ASSETS (LIABILITIES) - 1.8%	4,837,904
NET ASSETS - 100.0%	268,656,019

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,862,073 or 77.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security is perpetual in nature with no stated maturity date.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	7,518,427	85,109,916	90,080,408	241,585	-	-	2,547,935	0.0%
Total	7,518,427	85,109,916	90,080,408	241,585	-	-	2,547,935

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.